Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Comprehensive Income
Net Income	$ 1,482	$ 2,022
Other Comprehensive Income
Unrealized gains on securities during the period	813	948
Less: reclassification adjustment for (gains) losses included in net income	758	(663)
Other Comprehensive Income before tax	1,571	285
Income tax expense related to other comprehensive income	534	97
Other Comprehensive Income	1,037	188
Comprehensive Income	$ 2,519	$ 2,210